Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2014
Buildings [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	20 years
Vehicles [Member] | Maximum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	8 years
Vehicles [Member] | Minimum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	5 years
Office equipment [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	5 years
Operating equipment [Member] | Maximum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	10 years
Operating equipment [Member] | Minimum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	4 years